UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of December 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (16.1%)
	Expedia Inc.	421,800	52,430
	Best Buy Co. Inc.	1,617,700	49,259
	American Eagle Outfitters Inc.	3,106,900	48,157
	Leggett & Platt Inc.	1,034,600	43,474
	Cooper Tire & Rubber Co.	1,033,900	39,133
*	American Axle & Manufacturing Holdings Inc.	2,049,600	38,819
	Big Lots Inc.	978,700	37,719
	Darden Restaurants Inc.	553,250	35,209
*	Skechers U.S.A. Inc. Class A	1,159,200	35,019
^	Outerwall Inc.	822,590	30,057
	Foot Locker Inc.	458,813	29,864
	Brinker International Inc.	604,850	29,003
	Hasbro Inc.	423,500	28,527
	DR Horton Inc.	720,000	23,062
	Domino's Pizza Inc.	186,920	20,795
*	Pinnacle Entertainment Inc.	654,348	20,363
*	NVR Inc.	12,200	20,045
	Jack in the Box Inc.	246,000	18,871
	Nutrisystem Inc.	851,200	18,420
^	World Wrestling Entertainment Inc. Class A	932,700	16,639
	Carter's Inc.	184,500	16,426
*	Strayer Education Inc.	257,500	15,481
	Wyndham Worldwide Corp.	182,800	13,280
	Abercrombie & Fitch Co.	489,500	13,217
*	Helen of Troy Ltd.	138,800	13,082
	Lear Corp.	105,500	12,959
*	Madison Square Garden Co. Class A	75,266	12,178
	News Corp. Class B	805,200	11,241
*	Murphy USA Inc.	175,900	10,684
*	BJ's Restaurants Inc.	242,200	10,528
	Tower International Inc.	366,100	10,459
*	Express Inc.	588,900	10,176
*	MSG Networks Inc.	471,100	9,799
*	Boyd Gaming Corp.	490,700	9,750
	PVH Corp.	131,400	9,678
	News Corp. Class A	708,200	9,462
	Caleres Inc.	351,900	9,438
	Interpublic Group of Cos. Inc.	378,300	8,807
*	Penn National Gaming Inc.	516,000	8,266
	GameStop Corp. Class A	252,100	7,069
*	Grand Canyon Education Inc.	175,400	7,037
	Gannett Co. Inc.	422,900	6,889
	Cablevision Systems Corp. Class A	189,800	6,055
*	Denny's Corp.	553,200	5,438
*	Burlington Stores Inc.	118,800	5,097
	Cato Corp. Class A	137,900	5,077
	Cracker Barrel Old Country Store Inc.	40,000	5,073
	Bloomin' Brands Inc.	294,100	4,967
	Whirlpool Corp.	30,900	4,538

Columbia Sportswear Co.	67,200	3,277
* Fossil Group Inc.	85,100	3,111
* Michaels Cos. Inc.	123,800	2,737
AMC Entertainment Holdings Inc.	100,600	2,414
* Mohawk Industries Inc.	12,400	2,348
* G-III Apparel Group Ltd.	47,300	2,093
* Liberty Interactive Corp. QVC Group Class A	66,424	1,815
Children's Place Inc.	32,600	1,800
Marriott Vacations Worldwide Corp.	30,300	1,726
Sturm Ruger & Co. Inc.	27,600	1,645
* Deckers Outdoor Corp.	34,000	1,605
Oxford Industries Inc.	21,200	1,353
* Unifi Inc.	44,600	1,255
* ServiceMaster Global Holdings Inc.	26,200	1,028
Libbey Inc.	43,000	917
* Gray Television Inc.	53,100	866
		937,006
Consumer Staples (5.6%)
Bunge Ltd.	700,600	47,837
^ Cal-Maine Foods Inc.	969,200	44,913
^ Pilgrim's Pride Corp.	1,801,900	39,804
* SUPERVALU Inc.	5,211,600	35,335
Clorox Co.	272,000	34,498
Tyson Foods Inc. Class A	519,400	27,700
Dean Foods Co.	1,045,200	17,925
* USANA Health Sciences Inc.	131,000	16,735
^ Sanderson Farms Inc.	175,200	13,581
Ingles Markets Inc. Class A	278,300	12,267
Dr Pepper Snapple Group Inc.	104,690	9,757
ConAgra Foods Inc.	181,000	7,631
Universal Corp.	84,300	4,728
Fresh Del Monte Produce Inc.	120,300	4,677
Campbell Soup Co.	44,900	2,359
Natural Health Trends Corp.	66,900	2,243
Coty Inc. Class A	67,900	1,740
Lancaster Colony Corp.	10,619	1,226
* Central Garden & Pet Co. Class A	48,800	664
* Central Garden & Pet Co.	33,600	454
* Seneca Foods Corp. Class A	4,400	128
		326,202
Energy (4.3%)
Tesoro Corp.	545,500	57,479
PBF Energy Inc. Class A	1,266,112	46,606
^ Noble Corp. plc	3,839,300	40,505
Alon USA Energy Inc.	1,867,200	27,709
Western Refining Inc.	726,100	25,864
Core Laboratories NV	232,700	25,304
Ensco plc Class A	735,100	11,313
HollyFrontier Corp.	208,300	8,309
CVR Energy Inc.	88,200	3,471
* Cameron International Corp.	54,526	3,446
Atwood Oceanics Inc.	159,766	1,634
		251,640
Financials (22.5%)
Everest Re Group Ltd.	298,800	54,707
Voya Financial Inc.	1,365,900	50,415

	Assured Guaranty Ltd.	1,863,160	49,243
*	MGIC Investment Corp.	5,279,100	46,614
	AmTrust Financial Services Inc.	741,200	45,643
	Huntington Bancshares Inc.	4,117,400	45,538
^	Universal Insurance Holdings Inc.	1,695,223	39,295
	KeyCorp	2,564,830	33,830
	Equinix Inc.	111,700	33,778
	Radian Group Inc.	2,228,000	29,833
	Navient Corp.	2,555,500	29,260
	Extra Space Storage Inc.	298,540	26,334
	Aspen Insurance Holdings Ltd.	527,400	25,473
*	Santander Consumer USA Holdings Inc.	1,389,300	22,020
	Lamar Advertising Co. Class A	352,500	21,143
	Apartment Investment & Management Co.	519,000	20,776
*	Walker & Dunlop Inc.	716,400	20,639
	Popular Inc.	717,500	20,334
	Kimco Realty Corp.	759,500	20,096
*,^ Credit Acceptance Corp.		92,361	19,767
	Hospitality Properties Trust	723,200	18,912
	Sovran Self Storage Inc.	173,500	18,618
	EPR Properties	317,400	18,552
	CyrusOne Inc.	494,200	18,508
	Weingarten Realty Investors	528,900	18,289
	DuPont Fabros Technology Inc.	564,000	17,930
	Ryman Hospitality Properties Inc.	338,700	17,490
	CoreSite Realty Corp.	307,200	17,424
	GEO Group Inc.	576,700	16,672
	Omega Healthcare Investors Inc.	456,900	15,982
	First American Financial Corp.	428,000	15,365
	Digital Realty Trust Inc.	200,550	15,166
*,^ World Acceptance Corp.		406,319	15,074
*	LendingTree Inc.	164,400	14,678
	CIT Group Inc.	357,600	14,197
	Regency Centers Corp.	202,700	13,808
	CBL & Associates Properties Inc.	1,103,600	13,652
	Heritage Insurance Holdings Inc.	587,100	12,811
	Summit Hotel Properties Inc.	1,057,800	12,641
	Equity LifeStyle Properties Inc.	189,300	12,621
	Axis Capital Holdings Ltd.	223,100	12,543
	Associated Banc-Corp	664,800	12,465
	Cathay General Bancorp	393,800	12,338
	Corrections Corp. of America	461,132	12,215
	Reinsurance Group of America Inc. Class A	138,820	11,876
	PrivateBancorp Inc.	275,800	11,313
	MSCI Inc. Class A	156,000	11,252
	Lexington Realty Trust	1,391,900	11,135
	UDR Inc.	283,620	10,656
	Spirit Realty Capital Inc.	1,017,800	10,198
	Validus Holdings Ltd.	201,100	9,309
	Great Western Bancorp Inc.	318,700	9,249
	Communications Sales & Leasing Inc.	473,500	8,850
	Hersha Hospitality Trust Class A	399,575	8,695
	Pennsylvania REIT	395,800	8,656
	Ashford Hospitality Trust Inc.	1,371,300	8,653
	Gramercy Property Trust	1,115,200	8,609
	Washington Federal Inc.	357,100	8,510
	RLJ Lodging Trust	392,400	8,488

Government Properties Income Trust	527,400	8,370
^ Apple Hospitality REIT Inc.	411,400	8,216
* Cowen Group Inc. Class A	2,061,500	7,896
* Realogy Holdings Corp.	209,916	7,698
HCI Group Inc.	199,900	6,967
National Retail Properties Inc.	171,500	6,869
Camden Property Trust	78,000	5,987
* BofI Holding Inc.	247,200	5,204
CubeSmart	161,500	4,945
* INTL. FCStone Inc.	147,000	4,919
Alexandria Real Estate Equities Inc.	53,900	4,870
First Industrial Realty Trust Inc.	219,500	4,858
BioMed Realty Trust Inc.	203,300	4,816
Jones Lang LaSalle Inc.	25,800	4,124
* Four Corners Property Trust Inc.	150,516	3,636
Central Pacific Financial Corp.	158,300	3,486
* Flagstar Bancorp Inc.	144,100	3,330
* First NBC Bank Holding Co.	85,200	3,186
Mack-Cali Realty Corp.	129,300	3,019
Post Properties Inc.	51,000	3,017
Nelnet Inc. Class A	89,812	3,015
RAIT Financial Trust	1,114,800	3,010
* Marcus & Millichap Inc.	98,300	2,864
National Health Investors Inc.	42,500	2,587
* Piper Jaffray Cos.	60,600	2,448
Ramco-Gershenson Properties Trust	139,900	2,324
Brixmor Property Group Inc.	83,600	2,159
Progressive Corp.	65,000	2,067
CenterState Banks Inc.	130,000	2,035
Mid-America Apartment Communities Inc.	21,400	1,943
International Bancshares Corp.	63,900	1,642
Maiden Holdings Ltd.	96,600	1,440
* Encore Capital Group Inc.	47,000	1,367
Universal Health Realty Income Trust	26,700	1,335
Cardinal Financial Corp.	56,200	1,279
Great Southern Bancorp Inc.	28,000	1,267
Medical Properties Trust Inc.	103,200	1,188
RE/MAX Holdings Inc. Class A	11,900	444
Agree Realty Corp.	12,000	408
Getty Realty Corp.	20,300	348
Monmouth Real Estate Investment Corp.	18,800	197
One Liberty Properties Inc.	8,100	174
Capital Bank Financial Corp.	3,900	125
United Fire Group Inc.	3,100	119
Federal Agricultural Mortgage Corp.	1,700	54
EMC Insurance Group Inc.	1,000	25
		1,309,415
Health Care (11.4%)
* Centene Corp.	828,250	54,507
* Hologic Inc.	1,399,800	54,158
* Charles River Laboratories International Inc.	635,200	51,064
* Quintiles Transnational Holdings Inc.	709,900	48,742
* Molina Healthcare Inc.	561,100	33,739
* PAREXEL International Corp.	482,100	32,841
* INC Research Holdings Inc. Class A	610,900	29,635
* Amsurg Corp.	360,000	27,360
* United Therapeutics Corp.	158,200	24,776

	CR Bard Inc.	104,000	19,702
*	Affymetrix Inc.	1,793,300	18,094
	Chemed Corp.	116,300	17,422
*	VCA Inc.	278,700	15,328
	ResMed Inc.	284,883	15,295
*	Natus Medical Inc.	316,700	15,217
*	Merrimack Pharmaceuticals Inc.	1,873,900	14,804
*	Infinity Pharmaceuticals Inc.	1,652,300	12,971
*	Community Health Systems Inc.	479,500	12,721
*	AMN Healthcare Services Inc.	373,100	11,585
*	Sucampo Pharmaceuticals Inc. Class A	588,000	10,166
*	Mettler-Toledo International Inc.	29,764	10,094
*	NewLink Genetics Corp.	254,900	9,276
*	PRA Health Sciences Inc.	196,000	8,873
*	ICU Medical Inc.	73,900	8,334
	Universal Health Services Inc. Class B	69,416	8,294
*	Bruker Corp.	323,400	7,849
*	Amedisys Inc.	194,800	7,660
*	Depomed Inc.	391,185	7,092
*,^ Lannett Co. Inc.		163,200	6,548
*	ABIOMED Inc.	69,300	6,256
	PDL BioPharma Inc.	1,638,800	5,801
*	Henry Schein Inc.	34,000	5,378
*	Health Net Inc./CA	76,000	5,203
*	Array BioPharma Inc.	1,154,800	4,873
*,^ Sequenom Inc.		2,743,000	4,499
*	Alere Inc.	102,300	3,999
*,^ Insys Therapeutics Inc.		117,300	3,358
*	LifePoint Health Inc.	43,000	3,156
*	LHC Group Inc.	66,100	2,994
	Phibro Animal Health Corp. Class A	95,100	2,865
*	Waters Corp.	18,500	2,490
*	Prestige Brands Holdings Inc.	47,200	2,430
	Ensign Group Inc.	106,100	2,401
*	Masimo Corp.	56,100	2,329
	DENTSPLY International Inc.	31,700	1,929
*	Emergent BioSolutions Inc.	45,300	1,812
	Quality Systems Inc.	110,500	1,781
*	Orexigen Therapeutics Inc.	939,300	1,616
*	Cambrex Corp.	30,300	1,427
*	Triple-S Management Corp. Class B	32,000	765
*	Merit Medical Systems Inc.	14,500	270
			661,779
Industrials (13.9%)
	Cintas Corp.	609,000	55,449
	Huntington Ingalls Industries Inc.	408,600	51,831
*	Spirit AeroSystems Holdings Inc. Class A	1,030,100	51,577
	Trinity Industries Inc.	1,857,500	44,617
*	Hawaiian Holdings Inc.	1,239,110	43,778
	AO Smith Corp.	568,200	43,530
*	JetBlue Airways Corp.	1,900,100	43,037
	Pitney Bowes Inc.	1,893,000	39,090
	Owens Corning	745,300	35,052
	Alaska Air Group Inc.	418,280	33,676
*	Wabash National Corp.	2,841,600	33,616
*	United Rentals Inc.	454,200	32,948
^	Greenbrier Cos. Inc.	863,700	28,174

*	American Woodmark Corp.	318,200	25,450
*	Meritor Inc.	2,273,500	18,984
	Masco Corp.	626,900	17,741
	Deluxe Corp.	281,613	15,359
	Stanley Black & Decker Inc.	125,233	13,366
*	Dycom Industries Inc.	186,300	13,034
	Acuity Brands Inc.	55,500	12,976
	BWX Technologies Inc.	373,000	11,850
	Aircastle Ltd.	515,100	10,760
	Comfort Systems USA Inc.	359,600	10,220
	GATX Corp.	228,500	9,723
	General Cable Corp.	721,900	9,695
	CEB Inc.	157,200	9,651
	Interface Inc. Class A	455,600	8,720
*,^ Virgin America Inc.		216,000	7,778
	ManpowerGroup Inc.	84,900	7,156
	Allison Transmission Holdings Inc.	270,000	6,990
	Korn/Ferry International	206,700	6,858
	Global Brass & Copper Holdings Inc.	251,500	5,357
	Standex International Corp.	62,650	5,209
	RR Donnelley & Sons Co.	314,200	4,625
	Hyster-Yale Materials Handling Inc.	87,000	4,563
	Graco Inc.	62,000	4,468
	Douglas Dynamics Inc.	202,300	4,263
	Equifax Inc.	22,900	2,550
	SkyWest Inc.	128,300	2,440
	Textron Inc.	55,000	2,311
	KBR Inc.	130,000	2,200
	Ennis Inc.	108,100	2,081
	Griffon Corp.	110,800	1,972
	Insperity Inc.	38,400	1,849
	FreightCar America Inc.	89,400	1,737
*	Aerojet Rocketdyne Holdings Inc.	110,500	1,730
	Heidrick & Struggles International Inc.	56,200	1,530
	Briggs & Stratton Corp.	66,500	1,150
	John Bean Technologies Corp.	17,200	857
	Steelcase Inc. Class A	55,000	820
*	Babcock & Wilcox Enterprises Inc.	38,500	804
	Federal Signal Corp.	37,200	590
	National Presto Industries Inc.	6,000	497
*	ACCO Brands Corp.	64,300	458
			806,747
Information Technology (15.7%)
	Booz Allen Hamilton Holding Corp. Class A	1,632,400	50,360
	CSRA Inc.	1,655,500	49,665
	CDW Corp./DE	1,144,700	48,123
*	Manhattan Associates Inc.	709,741	46,964
*	Aspen Technology Inc.	1,186,400	44,799
*	ARRIS Group Inc.	1,455,700	44,501
*,^ Advanced Micro Devices Inc.		15,086,835	43,299
*	Cirrus Logic Inc.	1,445,918	42,698
*	Gartner Inc.	463,191	42,011
*,^ Fitbit Inc. Class A		1,147,800	33,963
	DST Systems Inc.	276,270	31,511
*	Tech Data Corp.	451,000	29,937
	MAXIMUS Inc.	515,180	28,979
*,^ Ambarella Inc.		501,924	27,977

	Computer Sciences Corp.	814,100	26,605
	Lexmark International Inc. Class A	809,500	26,268
*	Synaptics Inc.	319,900	25,701
*	First Data Corp. Class A	1,579,300	25,300
	Broadridge Financial Solutions Inc.	414,100	22,250
	NVIDIA Corp.	582,200	19,189
	EarthLink Holdings Corp.	2,549,800	18,945
*	Ciena Corp.	913,600	18,902
	SYNNEX Corp.	208,474	18,748
	Avnet Inc.	419,400	17,967
*	MicroStrategy Inc. Class A	91,600	16,423
	Skyworks Solutions Inc.	156,700	12,039
*	Blackhawk Network Holdings Inc.	267,636	11,832
	Lam Research Corp.	127,900	10,158
	Jabil Circuit Inc.	362,500	8,443
	Science Applications International Corp.	171,000	7,828
*	Sykes Enterprises Inc.	233,100	7,175
*	Gigamon Inc.	235,900	6,268
*	GoDaddy Inc. Class A	149,100	4,780
*	Angie's List Inc.	507,000	4,740
	CSG Systems International Inc.	123,900	4,458
*	Mellanox Technologies Ltd.	103,700	4,370
*	ePlus Inc.	38,400	3,581
	Heartland Payment Systems Inc.	37,100	3,518
*	CACI International Inc. Class A	34,900	3,238
*	Super Micro Computer Inc.	102,400	2,510
	Western Union Co.	130,363	2,335
*	Sanmina Corp.	106,000	2,182
*	Monster Worldwide Inc.	373,800	2,142
*,^ Cimpress NV		24,000	1,947
*	Flextronics International Ltd.	158,252	1,774
*,^ VASCO Data Security International Inc.		98,600	1,650
	Diebold Inc.	48,300	1,453
*	Advanced Energy Industries Inc.	50,300	1,420
*	ON Semiconductor Corp.	62,100	609
			911,535
Materials (5.0%)
	Avery Dennison Corp.	822,200	51,519
	Sealed Air Corp.	1,057,409	47,160
*	Berry Plastics Group Inc.	1,135,889	41,097
*	Chemtura Corp.	1,020,200	27,821
	Bemis Co. Inc.	552,700	24,700
	Ball Corp.	286,800	20,859
	Ashland Inc.	132,200	13,577
*,^ Trinseo SA		477,717	13,472
	Graphic Packaging Holding Co.	913,519	11,720
	Domtar Corp.	219,300	8,103
	AptarGroup Inc.	93,300	6,778
*	Ferro Corp.	510,500	5,677
	Neenah Paper Inc.	76,100	4,751
	Cabot Corp.	113,600	4,644
	Mercer International Inc.	434,800	3,935
	Newmont Mining Corp.	115,000	2,069
*	Kraton Performance Polymers Inc.	110,500	1,835
	Westlake Chemical Corp.	22,100	1,201
*	Koppers Holdings Inc.	55,200	1,007

*	US Concrete Inc.			17,100	901
					292,826
	Telecommunication Services (0.4%)
	Telephone & Data Systems Inc.			291,600	7,550
	Inteliquent Inc.			348,200	6,187
*	Cincinnati Bell Inc.			1,327,700	4,780
*	General Communication Inc. Class A			91,400	1,808
	Shenandoah Telecommunications Co.			24,700	1,063
*	Vonage Holdings Corp.			140,400	806
*	Iridium Communications Inc.			82,200	691
*	United States Cellular Corp.			9,600	392
*	FairPoint Communications Inc.			19,500	313
					23,590
	Utilities (4.7%)
	FirstEnergy Corp.			1,871,000	59,367
	WGL Holdings Inc.			605,600	38,147
	UGI Corp.			972,650	32,837
	Vectren Corp.			700,100	29,698
	Entergy Corp.			370,900	25,355
	AES Corp.			2,198,800	21,043
	New Jersey Resources Corp.			525,500	17,320
	PNM Resources Inc.			431,435	13,189
	Ameren Corp.			256,900	11,106
	American States Water Co.			182,800	7,668
	Atmos Energy Corp.			121,200	7,640
	DTE Energy Co.			67,000	5,373
	CMS Energy Corp.			114,300	4,124
*	Talen Energy Corp.			324,800	2,024
	Unitil Corp.			37,500	1,345
	Chesapeake Utilities Corp.			12,300	698
					276,934
	Total Common Stocks (Cost $5,347,035)				5,797,674
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (3.1%)[1]
	Money Market Fund (3.1%)
	[2,3] Vanguard Market Liquidity Fund	0.363%		181,102,722	181,103

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.0%)
	[4,5] Federal Home Loan Bank Discount Notes	0.466%	3/7/16	1,300	1,299
4	Federal Home Loan Bank Discount Notes	0.501%	5/3/16	100	100
					1,399
	Total Temporary Cash Investments (Cost $182,502)				182,502
	Total Investments (102.7%) (Cost $5,529,537)				5,980,176
	Other Assets and Liabilities-Net (-2.7%)[3]				(158,734)
	Net Assets (100%)				5,821,442

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $152,034,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $160,850,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,299,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,797,674	—	—
Temporary Cash Investments	181,103	1,399	—
Futures Contracts—Liabilities[1]	(211)	—	—
Total	5,978,566	1,399	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Strategic Equity Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	March 2016	89	12,402	82
E-mini Russell 2000 Index	March 2016	104	11,768	(100)
				(18)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2015, the cost of investment securities for tax purposes was $5,529,572,000. Net unrealized appreciation of investment securities for tax purposes was $450,604,000, consisting of unrealized gains of $907,390,000 on securities that had risen in value since their purchase and $456,786,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of December 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (94.1%)
Consumer Discretionary (9.7%)
*	CarMax Inc.	4,193,897	226,345
	Carnival Corp.	3,522,600	191,911
	TJX Cos. Inc.	2,596,200	184,097
*,^ Tesla Motors Inc.		652,566	156,622
	Royal Caribbean Cruises Ltd.	1,327,000	134,306
*	DreamWorks Animation SKG Inc. Class A	2,510,000	64,683
	L Brands Inc.	572,100	54,819
	Gildan Activewear Inc. Class A	1,526,300	43,377
*	Amazon.com Inc.	63,510	42,926
*	Norwegian Cruise Line Holdings Ltd.	724,000	42,426
	Sony Corp. ADR	1,570,800	38,657
*	Bed Bath & Beyond Inc.	703,700	33,953
	Ross Stores Inc.	506,400	27,249
*	Shutterfly Inc.	557,250	24,831
	Tribune Media Co. Class A	499,000	16,871
*	Ascena Retail Group Inc.	1,675,200	16,501
	Las Vegas Sands Corp.	340,000	14,906
	Carter's Inc.	81,220	7,231
	Newell Rubbermaid Inc.	86,200	3,800
*	Cabela's Inc.	47,600	2,224
	Tribune Publishing Co.	120,000	1,106
	Hilton Worldwide Holdings Inc.	14,000	300
			1,329,141
Energy (0.5%)
	Cabot Oil & Gas Corp.	1,290,000	22,820
*	Southwestern Energy Co.	1,825,000	12,976
	National Oilwell Varco Inc.	275,000	9,210
^	Transocean Ltd.	566,000	7,007
*	Cameron International Corp.	79,700	5,037
^	Frank's International NV	250,000	4,172
	Ensco plc Class A	143,340	2,206
			63,428
Financials (2.8%)
	Charles Schwab Corp.	7,576,500	249,494
	JPMorgan Chase & Co.	605,600	39,988
*	E*TRADE Financial Corp.	1,273,700	37,753
	Discover Financial Services	500,100	26,815
	CME Group Inc.	161,150	14,600
	Progressive Corp.	440,600	14,011
	Chubb Corp.	4,000	531
			383,192
Health Care (33.2%)
*	Biogen Inc.	2,690,438	824,216
	Amgen Inc.	4,511,400	732,335
	Eli Lilly & Co.	7,444,500	627,274
*	BioMarin Pharmaceutical Inc.	4,634,100	485,468
	Roche Holding AG	1,524,800	422,535
	Novartis AG ADR	3,015,400	259,445

*	Illumina Inc.	1,220,100	234,192
*	QIAGEN NV	8,280,000	228,942
	Medtronic plc	2,083,100	160,232
*	Boston Scientific Corp.	6,608,800	121,866
*	Seattle Genetics Inc.	1,835,500	82,377
	Thermo Fisher Scientific Inc.	533,600	75,691
	Abbott Laboratories	1,299,600	58,365
*	Charles River Laboratories International Inc.	653,722	52,553
	PerkinElmer Inc.	913,700	48,947
*	Edwards Lifesciences Corp.	560,000	44,229
*	Affymetrix Inc.	2,700,600	27,249
*	Waters Corp.	152,000	20,456
*	ImmunoGen Inc.	1,280,000	17,370
	Agilent Technologies Inc.	233,000	9,742
	Zimmer Biomet Holdings Inc.	50,000	5,129
*	Cerner Corp.	10,000	602
	AstraZeneca plc ADR	15,300	519
			4,539,734
Industrials (16.0%)
	Southwest Airlines Co.	10,935,100	470,866
	FedEx Corp.	2,293,974	341,779
*	United Continental Holdings Inc.	4,346,200	249,037
	Delta Air Lines Inc.	4,022,000	203,875
	Airbus Group SE	2,893,040	194,956
*	JetBlue Airways Corp.	6,940,150	157,194
	American Airlines Group Inc.	2,746,000	116,293
*	Jacobs Engineering Group Inc.	2,158,419	90,546
	Rockwell Automation Inc.	716,000	73,469
^	Ritchie Bros Auctioneers Inc.	2,937,000	70,811
	Union Pacific Corp.	672,000	52,550
*	AECOM	1,630,000	48,949
	IDEX Corp.	615,000	47,115
	Curtiss-Wright Corp.	500,000	34,250
	CH Robinson Worldwide Inc.	200,000	12,404
*	Spirit Airlines Inc.	168,235	6,704
	Alaska Air Group Inc.	60,000	4,831
^	Chicago Bridge & Iron Co. NV	100,000	3,899
*	Esterline Technologies Corp.	30,631	2,481
			2,182,009
Information Technology (29.4%)
*	Adobe Systems Inc.	3,762,875	353,484
	Texas Instruments Inc.	4,921,400	269,742
	Microsoft Corp.	4,750,000	263,530
*	Alphabet Inc. Class A	279,730	217,633
*	Alphabet Inc.	283,674	215,275
	SanDisk Corp.	2,784,377	211,585
	NetApp Inc.	7,437,800	197,325
	NVIDIA Corp.	5,959,400	196,422
	Corning Inc.	8,080,000	147,702
*	Flextronics International Ltd.	13,147,000	147,378
*	Trimble Navigation Ltd.	6,402,400	137,331
^	ASML Holding NV	1,340,000	118,952
*,^ Cree Inc.		3,944,900	105,210
*	Micron Technology Inc.	7,099,400	100,528
	KLA-Tencor Corp.	1,418,300	98,359
*,1 Descartes Systems Group Inc.		4,645,000	93,272

EMC Corp.		3,513,800	90,234
*,^ BlackBerry Ltd.		9,408,200	87,308
Visa Inc. Class A		1,125,000	87,244
* Alibaba Group Holding Ltd. ADR		1,004,200	81,611
QUALCOMM Inc.		1,623,700	81,161
* Rambus Inc.		4,980,000	57,718
Plantronics Inc.		1,150,000	54,533
*,1 FormFactor Inc.		5,809,700	52,287
* Nuance Communications Inc.		2,495,000	49,626
* Electronic Arts Inc.		625,000	42,950
Hewlett Packard Enterprise Co.		2,655,000	40,356
*,^ NeuStar Inc. Class A		1,653,416	39,632
Intuit Inc.		361,825	34,916
HP Inc.		2,750,000	32,560
Apple Inc.		261,000	27,473
Jabil Circuit Inc.		1,175,000	27,366
* Entegris Inc.		2,019,231	26,795
*,^ VMware Inc. Class A		471,700	26,684
* PayPal Holdings Inc.		730,100	26,430
Broadcom Corp. Class A		365,000	21,104
* eBay Inc.		732,100	20,118
FEI Co.		248,000	19,788
* Keysight Technologies Inc.		665,700	18,859
* F5 Networks Inc.		160,000	15,514
* Yahoo! Inc.		464,300	15,443
Analog Devices Inc.		230,000	12,724
* Ciena Corp.		500,000	10,345
Teradyne Inc.		480,000	9,922
Brocade Communications Systems Inc.		900,000	8,262
Applied Materials Inc.		385,000	7,188
*,^ Mobileye NV		146,031	6,174
Symantec Corp.		180,000	3,780
Telefonaktiebolaget LM Ericsson ADR		230,000	2,210
* salesforce.com inc		23,500	1,842
MasterCard Inc. Class A		15,000	1,460
*,^ Arista Networks Inc.		15,500	1,207
*,^ SMART Technologies Inc.		3,674,304	1,067
* Workday Inc. Class A		10,000	797
* Twitter Inc.		12,680	293
			4,018,709
Materials (1.7%)
Monsanto Co.		2,358,786	232,388

Telecommunication Services (0.8%)
AT&T Inc.		2,906,266	100,005
*,^ Sprint Corp.		230,000	832
			100,837
Total Common Stocks (Cost $6,314,782)			12,849,438
	Coupon	Shares
Temporary Cash Investment (7.2%)
Money Market Fund (7.2%)
[2,3] Vanguard Market Liquidity Fund (Cost $984,150)	0.363%	984,150,295	984,150
Total Investments (101.3%) (Cost $7,298,932)			13,833,588
Other Assets and Liabilities-Net (-1.3%)[3]			(173,094)
Net Assets (100%)			13,660,494

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $123,268,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $128,909,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,231,947	617,491	—
Temporary Cash Investments	984,150	—	—
Total	13,216,097	617,491	—

Capital Opportunity Fund

D. At December 31, 2015, the cost of investment securities for tax purposes was $7,298,932,000. Net unrealized appreciation of investment securities for tax purposes was $6,534,656,000, consisting of unrealized gains of $6,992,521,000 on securities that had risen in value since their purchase and $457,865,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2014		from		Capital Gain	Dec. 31, 2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group	64,147	—	—	—	—	93,272
Inc.
FormFactor Inc.	41,656	—	—	—	—	52,287
Vanguard Market Liquidity	728,974	NA1	NA1	447	—	984,150
Fund
Total	834,777			447	—	1,129,709
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Global Equity Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (96.2%)[1]
Australia (1.0%)
Brambles Ltd.	1,526,550	12,785
Caltex Australia Ltd.	388,620	10,622
Qantas Airways Ltd.	2,287,641	6,781
Coca-Cola Amatil Ltd.	304,297	2,052
Alumina Ltd.	1,780,460	1,486
BlueScope Steel Ltd.	448,417	1,431
Fairfax Media Ltd.	1,737,450	1,156
Orica Ltd.	99,579	1,116
Transpacific Industries Group Ltd.	1,894,421	1,082
Iluka Resources Ltd.	176,581	781
ALS Ltd.	270,459	736
BHP Billiton Ltd.	54,774	705
* Newcrest Mining Ltd.	71,630	678
DuluxGroup Ltd.	129,254	622
*,^ Metcash Ltd.	524,973	613
Amcor Ltd.	52,711	512
SAI Global Ltd.	165,132	501
GUD Holdings Ltd.	65,328	401
Sigma Pharmaceuticals Ltd.	592,440	371
Santos Ltd.	108,003	288
Orora Ltd.	107,206	174
Premier Investments Ltd.	10,829	111
Australia & New Zealand Banking Group Ltd.	3,924	79
		45,083
Austria (0.1%)
Wienerberger AG	64,888	1,203
Oesterreichische Post AG	20,229	738
ANDRITZ AG	12,943	630
		2,571
Belgium (0.1%)
Anheuser-Busch InBev SA/NV	32,227	4,011

Brazil (0.4%)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,834,600	5,016
MRV Engenharia e Participacoes SA	734,200	1,605
EDP - Energias do Brasil SA	485,000	1,472
Alpargatas SA Preference Shares	673,982	1,212
TOTVS SA	149,200	1,167
Ambev SA	250,700	1,126
BTG Pactual Group	182,100	688
Banco do Brasil SA	179,700	665
Tim Participacoes SA	348,035	600
* B2W Cia Digital	148,781	571
Natura Cosmeticos SA	84,226	498
Cia Energetica de Minas Gerais ADR	307,244	461
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	42,056	443
Vale SA Preference Shares	148,800	381
Ultrapar Participacoes SA	15,500	235

LPS Brasil Consultoria de Imoveis SA	291,100	166
Banco Bradesco SA Preference Shares	30,760	149
* Banco Bradesco SA Preference Shares Rights Exp. 02/05/2016	1,007	1
		16,456
Canada (3.2%)
Royal Bank of Canada	428,800	22,979
Toronto-Dominion Bank	582,600	22,837
Bank of Montreal	325,800	18,384
Magna International Inc.	446,100	18,093
Canadian Imperial Bank of Commerce	242,000	15,949
Fairfax Financial Holdings Ltd.	27,770	13,080
Ritchie Bros Auctioneers Inc.	343,596	8,284
Canadian Natural Resources Ltd.	298,305	6,515
Rogers Communications Inc. Class B	163,060	5,624
Brookfield Asset Management Inc. Class A	120,059	3,787
Sun Life Financial Inc.	44,200	1,378
Constellation Software Inc.	1,300	542
George Weston Ltd.	6,600	510
CCL Industries Inc. Class B	2,900	470
^ WSP Global Inc.	9,700	298
		138,730
Chile (0.2%)
Enersis SA ADR	350,783	4,262
Cia Cervecerias Unidas SA	183,543	2,031
Quinenco SA	837,095	1,476
Cia Cervecerias Unidas SA ADR	13,772	298
* Cia Sud Americana de Vapores SA	11,759,616	226
Sociedad Quimica y Minera de Chile SA ADR	5,329	101
		8,394
China (2.3%)
* Alibaba Group Holding Ltd. ADR	264,258	21,476
* Baidu Inc. ADR	113,122	21,385
China Mobile Ltd.	1,780,500	20,041
Mindray Medical International Ltd. ADR	207,940	5,639
* Autohome Inc. ADR	153,602	5,364
Tsingtao Brewery Co. Ltd.	1,188,000	5,352
NetEase Inc. ADR	20,904	3,789
China Telecom Corp. Ltd.	5,360,000	2,500
China Resources Beer Holdings Company Ltd.	1,054,994	2,251
* Li Ning Co. Ltd.	3,810,833	2,055
China Mengniu Dairy Co. Ltd.	1,100,000	1,786
Want Want China Holdings Ltd.	1,554,557	1,154
CNOOC Ltd.	957,913	997
Ajisen China Holdings Ltd.	1,722,000	761
China Merchants Holdings International Co. Ltd.	218,000	689
TravelSky Technology Ltd.	348,000	570
Shenzhou International Group Holdings Ltd.	76,456	438
CITIC Ltd.	225,000	397
* Goodbaby International Holdings Ltd.	1,043,000	378
* Daphne International Holdings Ltd.	2,016,000	337
		97,359
Colombia (0.0%)
Bancolombia SA ADR	45,000	1,204
Almacenes Exito SA	101,256	430
		1,634

Cyprus (0.0%)
*	Global Ports Investments plc GDR	269,523	870
*	Globaltrans Investment plc GDR	50,250	229
			1,099
Czech Republic (0.0%)
	Komercni banka as	2,914	579

Denmark (0.9%)
	Carlsberg A/S Class B	154,518	13,689
	Vestas Wind Systems A/S	94,519	6,601
	Coloplast A/S Class B	73,945	5,970
	Novo Nordisk A/S Class B	63,501	3,676
*	William Demant Holding A/S	22,921	2,183
	GN Store Nord A/S	103,481	1,878
*	H Lundbeck A/S	28,164	962
*	Topdanmark A/S	23,442	666
	Danske Bank A/S	18,927	508
	ISS A/S	12,806	462
			36,595
Finland (0.5%)
	Sampo Oyj Class A	116,603	5,921
	Neste Oyj	185,198	5,527
	Tikkurila Oyj	252,175	4,412
	Nokian Renkaat Oyj	32,433	1,158
	Wartsila Oyj Abp	16,705	763
	UPM-Kymmene Oyj	33,495	622
	Tieto Oyj	18,385	491
	Metso Oyj	19,546	438
	Amer Sports Oyj	8,699	254
			19,586
France (0.7%)
	Legrand SA	102,285	5,786
	L'Oreal SA	31,036	5,220
	BNP Paribas SA	47,937	2,712
	Airbus Group SE	26,393	1,779
	AXA SA	63,180	1,726
	Eurofins Scientific SE	4,854	1,693
	Groupe Eurotunnel SE	119,572	1,488
*,^ Air France-KLM		150,012	1,142
	Edenred	55,685	1,053
	Sanofi	10,822	922
	Thales SA	11,804	883
	TOTAL SA	13,980	627
	Neopost SA	21,464	524
	Zodiac Aerospace	21,343	508
	Vicat	6,967	419
^	ArcelorMittal	85,865	362
	Technip SA	7,177	357
	Imerys SA	4,772	333
	JCDecaux SA	8,626	331
	Elis SA	12,658	209
^	Vallourec SA	18,126	169
			28,243
Germany (2.4%)
	SAP SE	370,367	29,390
	Deutsche Boerse AG	200,647	17,637

Merck KGaA	168,324	16,297
* QIAGEN NV	315,500	8,724
Fresenius Medical Care AG & Co. KGaA	55,444	4,659
* Deutsche Lufthansa AG	293,068	4,616
Bayerische Motoren Werke AG	27,489	2,896
* Deutsche Telekom AG	160,499	2,883
BASF SE	37,502	2,857
Volkswagen AG Preference Shares	14,579	2,105
Axel Springer SE	26,948	1,499
Brenntag AG	22,015	1,147
CTS Eventim AG & Co. KGaA	27,720	1,099
Symrise AG	14,916	987
E.ON SE	91,652	880
TUI AG	40,083	724
Rheinmetall AG	10,161	675
Hannover Rueck SE	5,774	659
adidas AG	5,672	551
Fielmann AG	7,015	517
GEA Group AG	12,710	514
Gerresheimer AG	6,309	493
HOCHTIEF AG	3,318	308
RHOEN-KLINIKUM AG	9,383	282
		102,399
Greece (0.0%)
OPAP SA	43,682	383
Alpha Bank AE	7,887	21
		404
Hong Kong (1.3%)
AIA Group Ltd.	3,915,000	23,392
Jardine Matheson Holdings Ltd.	242,800	11,758
Sands China Ltd.	1,676,400	5,683
CK Hutchison Holdings Ltd.	287,800	3,869
Esprit Holdings Ltd.	3,284,714	3,616
HSBC Holdings plc	382,800	3,027
Cheung Kong Property Holdings Ltd.	299,800	1,939
First Pacific Co. Ltd.	1,879,250	1,245
Television Broadcasts Ltd.	259,300	1,066
Hongkong & Shanghai Hotels Ltd.	754,700	840
Stella International Holdings Ltd.	151,173	375
SmarTone Telecommunications Holdings Ltd.	231,694	351
Texwinca Holdings Ltd.	144,823	151
New World Development Co. Ltd.	82,000	81
		57,393
Hungary (0.0%)
Richter Gedeon Nyrt	38,201	721

India (0.9%)
ICICI Bank Ltd.	2,919,326	11,530
Housing Development Finance Corp. Ltd.	357,800	6,805
HCL Technologies Ltd.	435,745	5,620
Tata Consultancy Services Ltd.	135,341	4,976
CESC Ltd.	205,534	1,589
ITC Ltd.	290,948	1,439
Bharti Airtel Ltd.	251,975	1,291
Maruti Suzuki India Ltd.	17,115	1,192
Bank of Baroda	353,979	833

	Axis Bank Ltd.	103,798	700
	Dr Reddy's Laboratories Ltd.	13,889	652
	Bajaj Auto Ltd.	9,296	355
	Indian Oil Corp. Ltd.	51,042	329
	Hindustan Petroleum Corp. Ltd.	21,936	276
	Britannia Industries Ltd.	6,049	270
			37,857
Indonesia (0.1%)
	Telekomunikasi Indonesia Persero Tbk PT	18,377,400	4,116
	Telekomunikasi Indonesia Persero Tbk PT ADR	17,078	758
*	XL Axiata Tbk PT	1,352,000	356
			5,230
Ireland (2.1%)
	CRH plc	1,344,817	38,935
	Ryanair Holdings plc ADR	363,887	31,461
*	Bank of Ireland	47,042,094	17,225
	Paddy Power plc	18,245	2,437
	Irish Continental Group plc	168,021	987
*	Irish Bank Resolution Corp. Ltd.	122,273	—
			91,045
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd. ADR	235,116	15,433

Italy (0.6%)
*	Fiat Chrysler Automobiles NV	693,924	9,637
	Luxottica Group SPA ADR	53,744	3,486
^	Piaggio & C SPA	1,092,706	2,753
	UniCredit SPA	456,154	2,522
	CNH Industrial NV	271,650	1,861
	EXOR SPA	35,006	1,589
	Luxottica Group SPA	16,888	1,101
*,^ Saipem SPA		128,960	1,042
	Intesa Sanpaolo SPA (Registered)	234,350	778
	Davide Campari-Milano SPA	56,834	491
*	Saras SPA	104,270	201
			25,461
Japan (10.0%)
	MS&AD Insurance Group Holdings Inc.	1,192,800	34,978
	Nippon Telegraph & Telephone Corp.	719,200	28,623
	Mizuho Financial Group Inc.	12,139,400	24,279
	Daito Trust Construction Co. Ltd.	155,200	17,927
	Olympus Corp.	328,400	12,929
	SMC Corp.	48,300	12,545
	Inpex Corp.	1,286,400	12,541
	Daiwa House Industry Co. Ltd.	431,900	12,416
	Secom Co. Ltd.	170,200	11,534
	FUJIFILM Holdings Corp.	232,000	9,682
	Japan Exchange Group Inc.	573,000	8,957
	THK Co. Ltd.	470,400	8,718
*	Tokyo Electric Power Co. Inc.	1,496,000	8,614
	Toyota Motor Corp.	129,400	7,968
	CyberAgent Inc.	186,400	7,680
	Rohm Co. Ltd.	145,200	7,355
	Seven & i Holdings Co. Ltd.	156,100	7,147
	Daiichi Sankyo Co. Ltd.	334,700	6,908
	Sumitomo Chemical Co. Ltd.	1,169,000	6,714

Japan Airlines Co. Ltd.	185,400	6,636
Dai-ichi Life Insurance Co. Ltd.	397,000	6,605
NTT Data Corp.	130,200	6,295
Obayashi Corp.	661,000	6,099
West Japan Railway Co.	87,600	6,055
East Japan Railway Co.	63,900	6,017
Sumitomo Mitsui Financial Group Inc.	153,400	5,790
Sompo Japan Nipponkoa Holdings Inc.	169,800	5,575
Kirin Holdings Co. Ltd.	403,200	5,474
Hitachi Ltd.	966,000	5,474
Resona Holdings Inc.	996,200	4,838
Kao Corp.	91,200	4,687
Alfresa Holdings Corp.	221,500	4,375
Shiseido Co. Ltd.	204,400	4,241
Otsuka Holdings Co. Ltd.	115,800	4,114
NTT DOCOMO Inc.	194,800	3,996
Tokio Marine Holdings Inc.	102,600	3,963
Japan Post Holdings Co. Ltd.	233,000	3,615
Mitsubishi Estate Co. Ltd.	173,000	3,597
Toyo Seikan Group Holdings Ltd.	191,900	3,560
USS Co. Ltd.	236,700	3,557
Fujitsu Ltd.	655,000	3,269
Yamato Holdings Co. Ltd.	154,000	3,263
Marui Group Co. Ltd.	194,100	3,159
JFE Holdings Inc.	191,400	3,005
Mitsubishi UFJ Financial Group Inc.	469,700	2,909
Tohoku Electric Power Co. Inc.	225,100	2,814
LIXIL Group Corp.	122,400	2,718
Central Japan Railway Co.	14,800	2,628
Japan Tobacco Inc.	69,300	2,544
Nintendo Co. Ltd.	18,500	2,544
Mitsubishi Heavy Industries Ltd.	561,000	2,453
Sumitomo Dainippon Pharma Co. Ltd.	206,100	2,428
ANA Holdings Inc.	837,000	2,415
Tokyo Electron Ltd.	39,600	2,399
Bandai Namco Holdings Inc.	108,050	2,283
Toyo Suisan Kaisha Ltd.	62,600	2,182
Fuji Media Holdings Inc.	170,300	2,010
Mitsubishi Corp.	119,800	1,993
Nomura Holdings Inc.	347,900	1,938
Isetan Mitsukoshi Holdings Ltd.	144,300	1,882
Shimizu Corp.	216,000	1,761
Mitsubishi Logistics Corp.	131,000	1,726
NEC Corp.	523,000	1,657
Sumitomo Electric Industries Ltd.	116,500	1,645
Nippon Suisan Kaisha Ltd.	289,600	1,621
Chiba Bank Ltd.	211,000	1,497
Azbil Corp.	48,600	1,245
NTT Urban Development Corp.	129,600	1,245
Dentsu Inc.	22,600	1,237
Bank of Yokohama Ltd.	198,000	1,214
Taisei Corp.	181,000	1,192
Toyota Industries Corp.	20,700	1,107
Yamada Denki Co. Ltd.	255,600	1,104
Onward Holdings Co. Ltd.	176,000	1,082
NH Foods Ltd.	54,000	1,058
Sumitomo Forestry Co. Ltd.	61,700	833

Nippon Television Holdings Inc.	35,870	652
Kaken Pharmaceutical Co. Ltd.	9,400	642
Astellas Pharma Inc.	43,500	619
Asahi Glass Co. Ltd.	92,000	527
Rohto Pharmaceutical Co. Ltd.	26,400	527
MediPal Holdings Corp.	24,800	423
Suzuken Co. Ltd.	11,100	422
KDDI Corp.	15,900	413
Adastria Co. Ltd.	7,200	403
Megmilk Snow Brand Co. Ltd.	14,700	378
Oracle Corp. Japan	7,100	331
Kinden Corp.	24,400	311
Kyudenko Corp.	17,000	305
Saizeriya Co. Ltd.	12,000	301
Coca-Cola West Co. Ltd.	14,200	287
Konami Holdings Corp.	12,000	286
Nippo Corp.	16,000	260
Sekisui House Ltd.	14,700	247
		431,472
Malaysia (0.2%)
Tenaga Nasional Bhd.	2,702,400	8,367
Top Glove Corp. Bhd.	225,600	713
AirAsia Bhd.	1,770,100	530
IHH Healthcare Bhd.	182,800	280
		9,890
Mexico (0.2%)
America Movil SAB de CV ADR	328,732	4,622
America Movil SAB de CV	3,179,395	2,236
Wal-Mart de Mexico SAB de CV	732,926	1,850
Grupo Comercial Chedraui SA de CV	352,645	940
* Controladora Vuela Cia de Aviacion SAB de CV ADR	22,550	387
Grupo Aeroportuario del Pacifico SAB de CV ADR	3,482	307
* Unifin Financiera SAPI de CV SOFOM ENR	54,369	168
* Telesites SAB	158,969	103
		10,613
Netherlands (0.9%)
Unilever NV	592,184	25,795
Heineken NV	45,965	3,917
Koninklijke Ahold NV	98,853	2,085
Akzo Nobel NV	26,794	1,790
Koninklijke KPN NV	460,268	1,741
Boskalis Westminster	38,097	1,554
Koninklijke Philips NV	60,272	1,538
ASML Holding NV	7,663	681
Randstad Holding NV	9,246	576
		39,677
New Zealand (0.0%)
Spark New Zealand Ltd.	690,601	1,555
PGG Wrightson Ltd.	51,996	15
		1,570
Norway (0.8%)
Statoil ASA	1,093,558	15,251
Schibsted ASA Class A	299,697	9,853
* Schibsted ASA Class B	299,697	9,539
DNB ASA	64,120	790

Telenor ASA	13,723	229
		35,662
Other (0.2%)
2 Vanguard FTSE Emerging Markets ETF	321,097	10,503

Peru (0.1%)
Credicorp Ltd.	55,030	5,356
* Cia de Minas Buenaventura SAA ADR	87,417	374
		5,730
Philippines (0.1%)
Energy Development Corp.	10,020,300	1,316
Lopez Holdings Corp.	3,310,349	464
Manila Electric Co.	41,420	282
		2,062
Poland (0.1%)
PGE Polska Grupa Energetyczna SA	787,654	2,554
Polski Koncern Naftowy Orlen SA	52,760	908
Polskie Gornictwo Naftowe i Gazownictwo SA	347,186	453
Bank Pekao SA	7,100	259
		4,174
Qatar (0.0%)
Barwa Real Estate Co.	129,964	1,422

Russia (0.5%)
* Yandex NV Class A	778,846	12,244
Sberbank of Russia PJSC ADR	1,160,519	6,808
Lukoil PJSC ADR	29,016	934
O'Key Group SA GDR	278,566	571
		20,557
Singapore (0.5%)
DBS Group Holdings Ltd.	1,539,500	18,042
Great Eastern Holdings Ltd.	152,400	2,176
United Overseas Bank Ltd.	45,000	621
* GL Ltd.	817,100	503
Singapore Airlines Ltd.	51,800	408
Venture Corp. Ltd.	47,900	277
Haw Par Corp. Ltd.	46,000	268
United Industrial Corp. Ltd.	113,300	230
		22,525
South Africa (1.2%)
Naspers Ltd.	294,227	40,216
MTN Group Ltd.	502,734	4,331
FirstRand Ltd.	968,319	2,646
Standard Bank Group Ltd.	301,191	2,208
Old Mutual plc	413,712	1,104
Anglo American plc Ordinary Shares	132,944	591
Telkom SA SOC Ltd.	133,641	555
Brait SE	34,470	372
Grindrod Ltd.	468,118	341
Liberty Holdings Ltd.	26,883	200
* Anglo American Platinum Ltd.	7,044	85
* African Bank Investments Ltd.	2,597,627	—
		52,649
South Korea (2.3%)
Samsung Electronics Co. Ltd.	33,954	36,215

Samsung Electronics Co. Ltd. GDR	32,887	17,436
SK Hynix Inc.	627,130	16,201
LG Display Co. Ltd.	199,021	4,122
SK Holdings Co. Ltd.	19,590	3,991
Shinhan Financial Group Co. Ltd.	106,230	3,568
Hyundai Motor Co.	21,112	2,663
KT Corp.	97,213	2,330
Lotte Shopping Co. Ltd.	11,666	2,295
Hana Financial Group Inc.	85,298	1,705
KB Financial Group Inc.	49,345	1,390
LG Uplus Corp.	154,930	1,368
S-1 Corp.	13,755	1,167
LG Corp.	11,662	701
Korea Electric Power Corp.	14,273	605
Hite Jinro Co. Ltd.	30,360	603
Kia Motors Corp.	9,888	441
CJ O Shopping Co. Ltd.	1,794	290
GS Home Shopping Inc.	1,909	271
		97,362
Spain (0.4%)
Distribuidora Internacional de Alimentacion SA	1,526,419	9,003
Banco Popular Espanol SA	1,482,327	4,884
Viscofan SA	28,378	1,712
* Acerinox SA	94,631	965
Mediaset Espana Comunicacion SA	87,231	949
* ACS Actividades de Construccion y Servicios SA	12,464	365
Banco Santander SA	31,187	153
		18,031
Sweden (1.3%)
* Svenska Handelsbanken AB Class A	1,795,027	23,841
Atlas Copco AB Class B	643,517	14,795
Volvo AB Class B	773,375	7,171
* Assa Abloy AB Class B	239,802	5,020
Telefonaktiebolaget LM Ericsson Class B	150,670	1,453
Nordea Bank AB	94,575	1,038
Millicom International Cellular SA	18,053	1,036
Modern Times Group MTG AB Class B	29,509	753
Swedish Match AB	20,668	730
Sandvik AB	78,537	685
BillerudKorsnas AB	22,507	416
L E Lundbergforetagen AB Class B	6,634	365
* Swedish Orphan Biovitrum AB	22,239	353
Peab AB	37,897	290
* Oriflame Holding AG	6,251	100
		58,046
Switzerland (2.5%)
Nestle SA	650,094	48,260
Schindler Holding AG	103,396	17,298
Novartis AG	142,941	12,296
Cie Financiere Richemont SA	167,105	11,960
Geberit AG	17,840	6,043
Roche Holding AG	16,237	4,499
UBS Group AG	122,593	2,378
Adecco SA	30,702	2,101
Logitech International SA	74,786	1,146
Sonova Holding AG	8,435	1,072

Lonza Group AG	6,471	1,052
Helvetia Holding AG	903	509
Galenica AG	194	304
ABB Ltd.	16,441	293
		109,211
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,061,237	46,893
Hon Hai Precision Industry Co. Ltd.	10,135,198	24,804
Fubon Financial Holding Co. Ltd.	12,330,279	16,772
Chunghwa Telecom Co. Ltd.	4,963,000	14,951
Taiwan Semiconductor Manufacturing Co. Ltd.	1,641,577	7,082
United Microelectronics Corp.	18,021,000	6,586
Yungtay Engineering Co. Ltd.	1,304,000	1,873
Delta Electronics Inc.	330,488	1,555
Teco Electric and Machinery Co. Ltd.	1,929,190	1,537
Chroma ATE Inc.	363,000	704
Pegatron Corp.	115,000	250
		123,007
Thailand (0.1%)
Bangkok Bank PCL (Foreign)	447,500	1,911
Kasikornbank PCL (Foreign)	165,800	688
Thanachart Capital PCL	262,200	265
Siam Cement PCL NVDR	19,850	253
		3,117
Turkey (0.1%)
Turkiye Garanti Bankasi AS	837,412	2,040

United Kingdom (6.3%)
Prudential plc	2,210,527	49,802
Reckitt Benckiser Group plc	226,048	20,915
Royal Dutch Shell plc Class A	876,601	19,993
Wolseley plc	338,620	18,392
WPP plc	519,719	11,955
Rolls-Royce Holdings plc	1,273,447	10,787
Hays plc	4,331,737	9,303
Coca-Cola HBC AG	292,935	6,238
Rightmove plc	91,787	5,578
Compass Group plc	271,757	4,709
Capita plc	238,086	4,236
Intertek Group plc	103,323	4,227
Jupiter Fund Management plc	633,214	4,208
ITV plc	965,047	3,929
Bunzl plc	137,543	3,816
Provident Financial plc	76,806	3,808
Unilever plc	88,724	3,806
BP plc	711,453	3,697
Lloyds Banking Group plc	3,055,439	3,288
Rotork plc	1,180,330	3,176
3 Merlin Entertainments plc	449,976	3,017
Barclays plc	933,157	3,004
Diageo plc	109,143	2,980
RELX NV	162,186	2,860
Betfair Group plc	49,008	2,818
DCC plc	30,719	2,566
Aggreko plc	190,176	2,560
BAE Systems plc	341,249	2,512

	Experian plc	123,666	2,186
	3i Group plc	302,490	2,143
	Carnival plc	36,847	2,099
	TUI AG	112,834	2,015
	G4S plc	595,580	1,978
	ICAP plc	248,534	1,866
	Admiral Group plc	75,303	1,840
	SSP Group plc	382,346	1,828
	HomeServe plc	289,558	1,774
	Moneysupermarket.com Group plc	308,692	1,670
	Daily Mail & General Trust plc	155,667	1,602
	Rexam plc	179,274	1,599
	WH Smith plc	61,359	1,594
	Standard Chartered plc	178,336	1,480
	IG Group Holdings plc	122,702	1,451
	Royal Dutch Shell plc Class B	61,660	1,405
*	Thomas Cook Group plc	782,186	1,396
	Cable & Wireless Communications plc	1,259,045	1,377
*	Serco Group plc	928,498	1,292
	British American Tobacco plc	22,965	1,275
	Stagecoach Group plc	290,374	1,269
	Vodafone Group plc	385,554	1,250
	Informa plc	134,921	1,219
	Spectris plc	44,432	1,179
	International Personal Finance plc	266,352	1,131
	Rio Tinto plc	38,472	1,120
*	Just Eat plc	143,859	1,045
	Pets at Home Group plc	240,099	976
	Sky plc	53,302	874
	BHP Billiton plc	76,917	858
	BGEO Group plc	29,880	838
	Barratt Developments plc	90,238	831
	Berendsen plc	50,951	808
*	Tesco plc	357,922	786
	Devro plc	170,871	730
	Glencore plc	529,529	702
	Smith & Nephew plc	35,190	627
	Inchcape plc	53,385	616
	Amec Foster Wheeler plc	82,396	520
	Michael Page International plc	69,750	498
	National Express Group plc	88,797	434
	Close Brothers Group plc	20,861	411
*,3 Non-Standard Finance plc		322,995	404
	GlaxoSmithKline plc	18,261	369
	Millennium & Copthorne Hotels plc	52,467	359
	St. James's Place plc	22,105	328
	Petrofac Ltd.	25,634	301
	Abcam plc	30,390	298
	IMI plc	20,097	255
	GVC Holdings plc	37,269	255
	Centrica plc	71,680	230
	Northgate plc	37,787	219
	Antofagasta plc	22,336	154
			273,944

Total International			2,069,547
United States (48.4%)
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	106,541	72,010
	Royal Caribbean Cruises Ltd.	590,794	59,794
	Harley-Davidson Inc.	548,823	24,911
*	CarMax Inc.	336,884	18,182
	McDonald's Corp.	144,619	17,085
	Omnicom Group Inc.	210,261	15,908
	Cablevision Systems Corp. Class A	494,154	15,764
	Comcast Corp. Class A	246,543	13,912
*,^ Tesla Motors Inc.		54,373	13,050
*	TripAdvisor Inc.	137,243	11,700
	Time Warner Inc.	146,903	9,500
	Gannett Co. Inc.	355,509	5,791
	Cooper Tire & Rubber Co.	145,621	5,512
*	AutoZone Inc.	6,990	5,186
	Nutrisystem Inc.	88,564	1,917
^	Cracker Barrel Old Country Store Inc.	7,218	916
*	TravelCenters of America LLC	76,819	722
*	Chuy's Holdings Inc.	20,378	639
*	Carrols Restaurant Group Inc.	31,947	375
	Speedway Motorsports Inc.	14,086	292
*	Skechers U.S.A. Inc. Class A	9,081	274
*	Ruby Tuesday Inc.	42,835	236
	Rocky Brands Inc.	14,203	164
*	Sun-Times Media Group Inc. Class A	130,959	—
			293,840
Consumer Staples (4.2%)
	Colgate-Palmolive Co.	548,429	36,536
	Procter & Gamble Co.	322,939	25,645
	Coca-Cola Co.	494,208	21,231
	Hershey Co.	185,457	16,556
	Bunge Ltd.	240,992	16,455
^	Pilgrim's Pride Corp.	577,852	12,765
	PepsiCo Inc.	71,743	7,168
	Dean Foods Co.	411,841	7,063
	Costco Wholesale Corp.	42,807	6,913
	Estee Lauder Cos. Inc. Class A	72,404	6,376
	Wal-Mart Stores Inc.	99,600	6,105
	Mead Johnson Nutrition Co.	66,878	5,280
^	Cal-Maine Foods Inc.	102,731	4,760
	Altria Group Inc.	62,544	3,641
	Sanderson Farms Inc.	43,996	3,411
*	USANA Health Sciences Inc.	8,381	1,071
*	Omega Protein Corp.	23,511	522
*	SUPERVALU Inc.	69,934	474
*	National Beverage Corp.	6,224	283
	Ingles Markets Inc. Class A	2,100	93
			182,348
Energy (3.1%)
	Valero Energy Corp.	343,312	24,276
	PBF Energy Inc. Class A	494,608	18,207
	Tesoro Corp.	169,188	17,827
	EOG Resources Inc.	213,558	15,118
	Marathon Petroleum Corp.	253,669	13,150

	Western Refining Inc.	233,122	8,304
	Delek US Holdings Inc.	322,583	7,936
	HollyFrontier Corp.	179,070	7,143
	Superior Energy Services Inc.	335,038	4,513
	National Oilwell Varco Inc.	112,049	3,753
	CVR Energy Inc.	80,697	3,175
	Alon USA Energy Inc.	146,862	2,179
*,^ Ultra Petroleum Corp.		722,895	1,807
	Noble Corp. plc	127,843	1,349
	QEP Resources Inc.	100,490	1,347
*	REX American Resources Corp.	20,076	1,085
^	Atwood Oceanics Inc.	94,811	970
	World Fuel Services Corp.	21,477	826
*	Renewable Energy Group Inc.	88,038	818
*	Par Pacific Holdings Inc.	12,803	301
*	Exterran Corp.	15,974	256
			134,340
Financials (10.2%)
	Wells Fargo & Co.	993,271	53,994
	Travelers Cos. Inc.	311,423	35,147
*	Berkshire Hathaway Inc. Class B	264,865	34,973
*	Markel Corp.	33,003	29,153
	M&T Bank Corp.	232,922	28,225
	First Republic Bank	404,257	26,705
	TD Ameritrade Holding Corp.	763,263	26,493
	US Bancorp	520,356	22,204
	Moody's Corp.	214,299	21,503
	Voya Financial Inc.	563,534	20,800
	Chubb Corp.	132,393	17,561
	American Express Co.	239,216	16,637
	Loews Corp.	345,407	13,264
*	Alleghany Corp.	26,686	12,754
	Aflac Inc.	186,989	11,201
	Rayonier Inc.	333,072	7,394
	Franklin Resources Inc.	182,492	6,719
	Financial Engines Inc.	190,870	6,427
	CYS Investments Inc.	837,289	5,970
	American Equity Investment Life Holding Co.	231,152	5,554
	Leucadia National Corp.	301,500	5,243
*	Howard Hughes Corp.	45,936	5,198
	JPMorgan Chase & Co.	72,570	4,792
	RenaissanceRe Holdings Ltd.	39,249	4,443
	Endurance Specialty Holdings Ltd.	60,895	3,897
	Hartford Financial Services Group Inc.	81,991	3,563
	Aspen Insurance Holdings Ltd.	67,612	3,266
	T. Rowe Price Group Inc.	44,197	3,160
*	INTL. FCStone Inc.	39,866	1,334
	Cash America International Inc.	19,798	593
	Assured Guaranty Ltd.	21,439	567
	RE/MAX Holdings Inc. Class A	9,987	372
	Employers Holdings Inc.	12,406	339
	GAIN Capital Holdings Inc.	34,802	282
*	Cowen Group Inc. Class A	70,224	269
	Calamos Asset Management Inc. Class A	17,710	171
			440,167

Health Care (7.9%)
	Anthem Inc.	376,549	52,506
	Johnson & Johnson	320,930	32,966
*	Waters Corp.	231,766	31,191
*	United Therapeutics Corp.	130,952	20,508
*	Centene Corp.	301,056	19,813
*	Charles River Laboratories International Inc.	236,357	19,001
*,^ Myriad Genetics Inc.		414,933	17,909
*	PAREXEL International Corp.	195,633	13,327
*	Seattle Genetics Inc.	279,918	12,563
*	Bio-Rad Laboratories Inc. Class A	76,183	10,564
*	INC Research Holdings Inc. Class A	185,564	9,002
	Abbott Laboratories	183,987	8,263
*	Alnylam Pharmaceuticals Inc.	85,961	8,092
	Merck & Co. Inc.	141,553	7,477
	Baxalta Inc.	166,112	6,483
	Baxter International Inc.	166,112	6,337
*	Emergent BioSolutions Inc.	147,874	5,916
*	VWR Corp.	201,058	5,692
*	Mettler-Toledo International Inc.	15,774	5,349
*	Varian Medical Systems Inc.	60,389	4,879
*	Intuitive Surgical Inc.	8,519	4,653
*	Magellan Health Inc.	61,505	3,792
	PDL BioPharma Inc.	1,043,258	3,693
*	Prestige Brands Holdings Inc.	54,437	2,802
*	LifePoint Health Inc.	36,300	2,664
	ResMed Inc.	45,318	2,433
*	Amedisys Inc.	53,584	2,107
*	Sucampo Pharmaceuticals Inc. Class A	121,534	2,101
*	PRA Health Sciences Inc.	43,973	1,991
*	Molina Healthcare Inc.	30,330	1,824
*	Enanta Pharmaceuticals Inc.	54,840	1,811
*	Bruker Corp.	65,229	1,583
*	Cambrex Corp.	32,835	1,546
	Aetna Inc.	12,307	1,331
*	Quintiles Transnational Holdings Inc.	17,086	1,173
*	Affymetrix Inc.	91,726	926
*	Luminex Corp.	37,026	792
*	NewLink Genetics Corp.	19,732	718
*	Spectrum Pharmaceuticals Inc.	113,928	687
*	Triple-S Management Corp. Class B	28,538	682
*	Merit Medical Systems Inc.	36,523	679
*	Supernus Pharmaceuticals Inc.	47,057	633
	Quality Systems Inc.	33,783	545
*	WellCare Health Plans Inc.	6,172	483
*	Orthofix International NV	11,912	467
*	BioSpecifics Technologies Corp.	9,084	390
*	Heska Corp.	9,672	374
*	Cytokinetics Inc.	28,009	293
*	PharMerica Corp.	8,297	290
*	Amsurg Corp.	3,711	282
*	Cross Country Healthcare Inc.	16,734	274
*	LHC Group Inc.	5,897	267
*	SurModics Inc.	11,690	237
*	Five Star Quality Care Inc.	40,229	128
*	Symmetry Surgical Inc.	8,121	75

* Alliance HealthCare Services Inc.	6,889	63
		342,627
Industrials (3.7%)
Alaska Air Group Inc.	293,381	23,620
* JetBlue Airways Corp.	834,005	18,890
CH Robinson Worldwide Inc.	207,904	12,894
Lincoln Electric Holdings Inc.	213,507	11,079
* Hawaiian Holdings Inc.	292,703	10,341
Emerson Electric Co.	179,092	8,566
3M Co.	55,984	8,433
* NOW Inc.	430,793	6,815
United Technologies Corp.	63,730	6,123
Union Pacific Corp.	69,445	5,431
* Clean Harbors Inc.	125,594	5,231
Northrop Grumman Corp.	23,811	4,496
* Quanta Services Inc.	210,299	4,259
MSC Industrial Direct Co. Inc. Class A	65,960	3,712
Comfort Systems USA Inc.	129,868	3,691
* Atlas Air Worldwide Holdings Inc.	75,470	3,120
Expeditors International of Washington Inc.	65,485	2,953
Towers Watson & Co. Class A	19,805	2,544
Insperity Inc.	45,569	2,194
Herman Miller Inc.	59,040	1,694
Universal Forest Products Inc.	24,459	1,672
* American Woodmark Corp.	17,384	1,390
Argan Inc.	34,880	1,130
SkyWest Inc.	42,694	812
* Virgin America Inc.	16,881	608
* RPX Corp.	53,302	586
Waste Management Inc.	9,851	526
Allegiant Travel Co. Class A	2,962	497
Kimball International Inc. Class B	48,535	474
Briggs & Stratton Corp.	24,844	430
* Vectrus Inc.	20,431	427
Huntington Ingalls Industries Inc.	3,064	389
Douglas Dynamics Inc.	17,198	362
Global Brass & Copper Holdings Inc.	16,817	358
Heidrick & Struggles International Inc.	13,045	355
Kforce Inc.	12,732	322
* Moog Inc. Class A	5,146	312
* Air Transport Services Group Inc.	28,770	290
* Titan Machinery Inc.	22,144	242
* SPX FLOW Inc.	8,133	227
* CRA International Inc.	12,066	225
* Ducommun Inc.	12,486	203
		157,923
Information Technology (10.9%)
* Alphabet Inc.	49,860	37,838
Microsoft Corp.	393,236	21,817
Visa Inc. Class A	279,016	21,638
Xilinx Inc.	429,012	20,151
MasterCard Inc. Class A	199,029	19,377
Linear Technology Corp.	440,870	18,724
* PayPal Holdings Inc.	507,132	18,358
* Facebook Inc. Class A	156,015	16,329
Oracle Corp.	425,059	15,527

	Xerox Corp.	1,451,534	15,430
	Jabil Circuit Inc.	643,977	14,998
	Teradyne Inc.	681,072	14,078
*	eBay Inc.	507,132	13,936
	Computer Sciences Corp.	421,523	13,775
	Intel Corp.	396,086	13,645
	Texas Instruments Inc.	230,790	12,650
	CSRA Inc.	421,523	12,646
	Amdocs Ltd.	187,896	10,253
	Convergys Corp.	374,533	9,322
	QUALCOMM Inc.	170,876	8,541
	Accenture plc Class A	78,564	8,210
	Analog Devices Inc.	147,785	8,175
	DST Systems Inc.	66,185	7,549
*	Alphabet Inc. Class A	9,524	7,410
	FLIR Systems Inc.	262,150	7,359
	Dolby Laboratories Inc. Class A	216,472	7,284
*	Tech Data Corp.	107,624	7,144
*,^ GrubHub Inc.		242,976	5,880
*	MicroStrategy Inc. Class A	32,632	5,851
	Paychex Inc.	87,266	4,616
	Science Applications International Corp.	89,953	4,118
*	Manhattan Associates Inc.	61,168	4,047
	Leidos Holdings Inc.	67,890	3,819
*	LogMeIn Inc.	53,626	3,598
	Automatic Data Processing Inc.	40,069	3,395
*,^ Zillow Group Inc.		135,812	3,189
	CSG Systems International Inc.	88,150	3,172
*	Sanmina Corp.	146,218	3,009
	Intuit Inc.	27,222	2,627
*	Aspen Technology Inc.	67,799	2,560
*	Rackspace Hosting Inc.	99,480	2,519
*	Twitter Inc.	104,690	2,423
	SYNNEX Corp.	24,888	2,238
*	Take-Two Interactive Software Inc.	59,737	2,081
	ManTech International Corp. Class A	67,194	2,032
*,^ Zillow Group Inc. Class A		67,906	1,768
*	Euronet Worldwide Inc.	23,962	1,736
*	Benchmark Electronics Inc.	81,831	1,691
*	NETGEAR Inc.	40,175	1,684
*	Sykes Enterprises Inc.	54,007	1,662
*	Stamps.com Inc.	13,724	1,504
*	Amkor Technology Inc.	238,941	1,453
	MAXIMUS Inc.	25,679	1,444
	EarthLink Holdings Corp.	149,361	1,110
	Ingram Micro Inc.	36,237	1,101
*	Insight Enterprises Inc.	43,008	1,080
*	Arrow Electronics Inc.	16,108	873
*	Net 1 UEPS Technologies Inc.	60,242	814
	Broadridge Financial Solutions Inc.	14,489	778
*	Luxoft Holding Inc. Class A	9,459	730
*	Genpact Ltd.	27,448	686
*	DHI Group Inc.	65,894	604
*	CACI International Inc. Class A	6,142	570
*	ePlus Inc.	6,096	569
*	Citrix Systems Inc.	6,239	472
*	Web.com Group Inc.	22,596	452

*	Kimball Electronics Inc.			36,401	400
	Pegasystems Inc.			14,067	387
*	NeuStar Inc. Class A			15,090	362
	NVIDIA Corp.			10,573	348
	TeleTech Holdings Inc.			12,295	343
*	United Online Inc.			25,472	300
	Global Payments Inc.			4,296	277
*	Gigamon Inc.			10,410	277
*	Anixter International Inc.			4,526	273
*	ShoreTel Inc.			27,688	245
*	Tucows Inc. Class A			10,021	211
					469,542
	Materials (1.5%)
	Praxair Inc.			278,616	28,530
	Monsanto Co.			180,773	17,810
	Martin Marietta Materials Inc.			106,979	14,611
*	Chemtura Corp.			119,669	3,263
	Stepan Co.			20,180	1,003
	Mercer International Inc.			57,584	521
	KMG Chemicals Inc.			10,096	233
					65,971
	Other (0.0%)
*	Washington Mutual Inc. Escrow			166,300	—

	Telecommunication Services (0.1%)
	AT&T Inc.			149,691	5,151
*	United States Cellular Corp.			6,775	276
	IDT Corp. Class B			13,786	161
					5,588
	Utilities (0.0%)
*	Talen Energy Corp.			290,932	1,812
	Total United States				2,094,158
	Total Common Stocks (Cost $3,772,534)				4,163,705
		Coupon
	Temporary Cash Investments (4.3%)[1]
	Money Market Fund (4.1%)
	[4,5] Vanguard Market Liquidity Fund	0.363%		180,029,343	180,029

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.2%)
	[6,7] Federal Home Loan Bank Discount Notes	0.200%	2/5/16	2,000	2,000
	[6,7] Federal Home Loan Bank Discount Notes	0.250%	4/15/16	3,000	2,996
7	United States Treasury Note	0.375%	5/31/16	2,000	1,999
					6,995
	Total Temporary Cash Investments (Cost $187,027)				187,024
	Total Investments (100.5%) (Cost $3,959,561)				4,350,729
	Other Assets and Liabilities-Net (-0.5%)[5]				(20,621)
	Net Assets (100%)				4,330,108

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,219,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 2.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate value of these securities was $3,421,000, representing 0.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $30,257,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $4,997,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Global Equity Fund

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	349,918	1,719,629	—
Common Stocks—United States	2,094,158	—	—
Temporary Cash Investments	180,029	6,995	—
Futures Contracts—Liabilities[1]	(561)	—	—
Forward Currency Contracts—Assets	—	350	—
Forward Currency Contracts—Liabilities	—	(490)	—
Total	2,623,544	1,726,484	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are

Global Equity Fund

not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P 500 Index	March 2016	348	35,416	531
E-mini S&P Mid-Cap 400 Index	March 2016	117	16,304	207
Dow Jones EURO STOXX 50 Index	March 2016	337	12,015	242
FTSE 100 Index	March 2016	102	9,318	439
Topix Index	March 2016	71	9,134	(240)
S&P ASX 200 Index	March 2016	46	4,398	310
				1,489

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, E-mini S&P Mid-Cap 400 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/23/16	EUR	11,689	USD	12,928	(198)
BNP Paribas	3/15/16	JPY	1,350,443	USD	10,982	275
Bank of America, N.A.	3/23/16	GBP	6,441	USD	9,758	(262)
Citibank, N.A.	3/22/16	AUD	5,989	USD	4,277	69
BNP Paribas	3/15/16	USD	1,801	JPY	218,480	(19)
BNP Paribas	3/23/16	USD	938	EUR	866	(5)
BNP Paribas	3/23/16	USD	635	GBP	427	6
BNP Paribas	3/22/16	USD	267	AUD	376	(6)
						(140)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Global Equity Fund

E. At December 31, 2015, the cost of investment securities for tax purposes was $3,966,831,000. Net unrealized appreciation of investment securities for tax purposes was $383,898,000, consisting of unrealized gains of $746,098,000 on securities that had risen in value since their purchase and $362,200,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of December 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.4%)
*	Boyd Gaming Corp.	331,800	6,593
	American Eagle Outfitters Inc.	421,100	6,527
	Cooper Tire & Rubber Co.	161,300	6,105
*	Pinnacle Entertainment Inc.	196,000	6,100
*	Express Inc.	346,000	5,979
^	Cracker Barrel Old Country Store Inc.	46,300	5,872
*	Penn National Gaming Inc.	364,400	5,838
^	World Wrestling Entertainment Inc. Class A	326,500	5,825
*	American Axle & Manufacturing Holdings Inc.	295,200	5,591
	Carter's Inc.	62,500	5,564
*	MSG Networks Inc.	265,100	5,514
*	Skechers U.S.A. Inc. Class A	176,900	5,344
^	Outerwall Inc.	146,100	5,338
*	Strayer Education Inc.	86,200	5,182
	Sturm Ruger & Co. Inc.	86,900	5,180
	Children's Place Inc.	87,600	4,836
	Jack in the Box Inc.	61,400	4,710
	Cato Corp. Class A	123,600	4,551
	Big Lots Inc.	113,600	4,378
*	Denny's Corp.	423,900	4,167
*	Madison Square Garden Co. Class A	25,633	4,147
	Nutrisystem Inc.	188,200	4,073
*	ServiceMaster Global Holdings Inc.	83,200	3,265
	AMC Entertainment Holdings Inc.	130,900	3,142
*	Burlington Stores Inc.	62,500	2,681
*	Gray Television Inc.	159,700	2,603
	Gannett Co. Inc.	142,800	2,326
	Brinker International Inc.	48,500	2,326
	Sonic Corp.	65,400	2,113
	Bloomin' Brands Inc.	114,400	1,932
	Tower International Inc.	62,800	1,794
	Wolverine World Wide Inc.	106,500	1,780
	Libbey Inc.	70,400	1,501
	Caleres Inc.	50,600	1,357
	New York Times Co. Class A	91,800	1,232
	Scholastic Corp.	23,600	910
	Movado Group Inc.	32,900	846
*	Unifi Inc.	28,700	808
*	BJ's Restaurants Inc.	17,600	765
	Oxford Industries Inc.	9,900	632
	Dillard's Inc. Class A	8,050	529
*	Grand Canyon Education Inc.	12,600	505
	Shoe Carnival Inc.	14,200	329
*	Diamond Resorts International Inc.	7,800	199
	Ruth's Hospitality Group Inc.	12,300	196
			151,185
Consumer Staples (3.6%)
^	Cal-Maine Foods Inc.	121,600	5,635

	Dean Foods Co.	323,800	5,553
*	SUPERVALU Inc.	812,500	5,509
	Ingles Markets Inc. Class A	103,800	4,575
	Universal Corp.	74,700	4,189
*	USANA Health Sciences Inc.	32,300	4,126
	Fresh Del Monte Produce Inc.	75,405	2,932
*	Central Garden & Pet Co. Class A	131,700	1,791
	Casey's General Stores Inc.	8,700	1,048
*	Central Garden & Pet Co.	67,800	917
	Natural Health Trends Corp.	18,000	604
	Lancaster Colony Corp.	4,900	566
			37,445
Energy (3.0%)
	PBF Energy Inc. Class A	184,100	6,777
	Western Refining Inc.	174,400	6,212
	CVR Energy Inc.	130,200	5,123
	Alon USA Energy Inc.	342,600	5,084
*	McDermott International Inc.	749,000	2,509
	World Fuel Services Corp.	53,500	2,058
	Atwood Oceanics Inc.	188,000	1,923
	Delek US Holdings Inc.	72,700	1,789
			31,475
Financials (25.8%)
	Assured Guaranty Ltd.	252,500	6,674
*	MGIC Investment Corp.	728,900	6,436
^	Universal Insurance Holdings Inc.	273,700	6,344
	PrivateBancorp Inc.	145,700	5,977
	First American Financial Corp.	162,900	5,848
*	Walker & Dunlop Inc.	198,900	5,730
	Great Western Bancorp Inc.	196,800	5,711
	Popular Inc.	200,600	5,685
	Cathay General Bancorp	180,600	5,658
	Heritage Insurance Holdings Inc.	252,900	5,518
	Central Pacific Financial Corp.	249,500	5,494
*	Flagstar Bancorp Inc.	229,100	5,294
*	INTL. FCStone Inc.	154,100	5,156
	Capital Bank Financial Corp.	158,800	5,078
	AmTrust Financial Services Inc.	82,300	5,068
	CenterState Banks Inc.	308,100	4,822
*	First NBC Bank Holding Co.	128,525	4,806
	CubeSmart	154,100	4,719
*,^ Credit Acceptance Corp.		21,322	4,563
	HCI Group Inc.	130,000	4,530
	Associated Banc-Corp	236,700	4,438
	Spirit Realty Capital Inc.	434,100	4,350
	International Bancshares Corp.	164,200	4,220
*	Cowen Group Inc. Class A	1,101,706	4,220
	Hospitality Properties Trust	158,500	4,145
	Apple Hospitality REIT Inc.	205,800	4,110
	Validus Holdings Ltd.	86,500	4,004
	Aspen Insurance Holdings Ltd.	82,000	3,961
	CBOE Holdings Inc.	58,200	3,777
	Sovran Self Storage Inc.	34,800	3,734
	Washington Federal Inc.	153,200	3,651
	CyrusOne Inc.	96,400	3,610
	GEO Group Inc.	120,500	3,484

Gramercy Property Trust	446,800	3,449
Mack-Cali Realty Corp.	147,000	3,432
EPR Properties	58,400	3,413
Ryman Hospitality Properties Inc.	65,700	3,393
Xenia Hotels & Resorts Inc.	216,600	3,320
Gaming and Leisure Properties Inc.	119,000	3,308
CoreSite Realty Corp.	58,000	3,290
Lexington Realty Trust	409,700	3,278
DuPont Fabros Technology Inc.	101,800	3,236
Select Income REIT	158,300	3,138
CBL & Associates Properties Inc.	250,800	3,102
Government Properties Income Trust	187,400	2,974
Hersha Hospitality Trust Class A	135,850	2,956
Weingarten Realty Investors	84,900	2,936
Ramco-Gershenson Properties Trust	175,700	2,918
Summit Hotel Properties Inc.	229,400	2,741
Radian Group Inc.	204,000	2,732
Piedmont Office Realty Trust Inc. Class A	141,500	2,672
First Industrial Realty Trust Inc.	119,700	2,649
Post Properties Inc.	43,100	2,550
* Essent Group Ltd.	115,000	2,517
Medical Properties Trust Inc.	186,600	2,148
Healthcare Trust of America Inc. Class A	76,650	2,067
Nelnet Inc. Class A	58,848	1,976
BioMed Realty Trust Inc.	81,200	1,924
American Assets Trust Inc.	47,500	1,822
Corrections Corp. of America	68,212	1,807
* BofI Holding Inc.	85,000	1,789
MarketAxess Holdings Inc.	15,100	1,685
Universal Health Realty Income Trust	33,000	1,650
RLJ Lodging Trust	69,200	1,497
* World Acceptance Corp.	39,100	1,451
Chatham Lodging Trust	69,600	1,425
* Marcus & Millichap Inc.	48,800	1,422
Equity LifeStyle Properties Inc.	20,600	1,373
Sunstone Hotel Investors Inc.	105,700	1,320
Cardinal Financial Corp.	57,000	1,297
Getty Realty Corp.	74,700	1,281
Ashford Hospitality Trust Inc.	201,500	1,271
HFF Inc. Class A	36,100	1,122
CareTrust REIT Inc.	98,800	1,082
RE/MAX Holdings Inc. Class A	28,400	1,059
DiamondRock Hospitality Co.	107,300	1,035
Highwoods Properties Inc.	21,300	929
One Liberty Properties Inc.	42,700	916
Synovus Financial Corp.	27,700	897
Rouse Properties Inc.	55,000	801
LaSalle Hotel Properties	31,600	795
Oritani Financial Corp.	48,100	794
Flushing Financial Corp.	36,300	786
City Holding Co.	16,100	735
Maiden Holdings Ltd.	47,600	710
Franklin Street Properties Corp.	62,400	646
National Penn Bancshares Inc.	50,300	620
RAIT Financial Trust	219,300	592
Heartland Financial USA Inc.	17,100	536
* LendingTree Inc.	5,200	464

	TFS Financial Corp.	24,200	456
	Inland Real Estate Corp.	37,100	394
	EastGroup Properties Inc.	6,400	356
	Brookline Bancorp Inc.	27,200	313
	Great Southern Bancorp Inc.	6,200	281
	LTC Properties Inc.	5,800	250
			270,593
Health Care (14.8%)
*	Charles River Laboratories International Inc.	93,300	7,500
*	Amsurg Corp.	92,800	7,053
*	INC Research Holdings Inc. Class A	132,700	6,437
	Chemed Corp.	41,700	6,247
*	Molina Healthcare Inc.	102,800	6,181
*	AMN Healthcare Services Inc.	197,100	6,120
*	Natus Medical Inc.	126,238	6,066
*	PRA Health Sciences Inc.	131,600	5,958
*	ICU Medical Inc.	50,800	5,729
*	PAREXEL International Corp.	83,300	5,674
*	Amedisys Inc.	140,500	5,525
*	VCA Inc.	99,600	5,478
*	Sucampo Pharmaceuticals Inc. Class A	310,600	5,370
*	LHC Group Inc.	112,600	5,100
*	Affymetrix Inc.	486,100	4,905
	Quality Systems Inc.	301,000	4,852
*	Prestige Brands Holdings Inc.	94,000	4,839
*	Emergent BioSolutions Inc.	119,400	4,777
*	Infinity Pharmaceuticals Inc.	560,900	4,403
*	Cambrex Corp.	93,400	4,398
*	Centene Corp.	65,800	4,330
*,^ NewLink Genetics Corp.		104,500	3,803
*	Merrimack Pharmaceuticals Inc.	461,500	3,646
*	Merit Medical Systems Inc.	194,200	3,610
*	Array BioPharma Inc.	842,900	3,557
*	PharMerica Corp.	89,100	3,119
	Phibro Animal Health Corp. Class A	90,300	2,721
*	Bruker Corp.	104,400	2,534
*,^ Lannett Co. Inc.		59,000	2,367
*	Health Net Inc./CA	27,300	1,869
	Ensign Group Inc.	76,200	1,724
*	Nektar Therapeutics	85,300	1,437
*	Veeva Systems Inc. Class A	49,500	1,428
	Abaxis Inc.	24,700	1,375
*	Insys Therapeutics Inc.	42,500	1,217
*	Triple-S Management Corp. Class B	49,600	1,186
*	SurModics Inc.	40,231	816
*	Bio-Rad Laboratories Inc. Class A	4,700	652
*	Orthofix International NV	16,000	627
*,^ Sequenom Inc.		340,900	559
			155,189
Industrials (13.1%)
	BWX Technologies Inc.	209,800	6,665
*	American Woodmark Corp.	74,800	5,983
*	Hawaiian Holdings Inc.	169,300	5,981
*	Wabash National Corp.	471,300	5,575
	Interface Inc. Class A	290,400	5,558
	Comfort Systems USA Inc.	194,600	5,531

*	Dycom Industries Inc.	78,700	5,506
	AO Smith Corp.	70,300	5,386
	General Cable Corp.	388,700	5,220
	Huntington Ingalls Industries Inc.	40,600	5,150
*	Spirit AeroSystems Holdings Inc. Class A	101,300	5,072
*,^ Virgin America Inc.		138,800	4,998
	Aircastle Ltd.	235,870	4,927
	Global Brass & Copper Holdings Inc.	230,600	4,912
	CEB Inc.	76,200	4,678
	Insperity Inc.	89,800	4,324
*	JetBlue Airways Corp.	187,000	4,236
*	Aerojet Rocketdyne Holdings Inc.	257,200	4,028
	GATX Corp.	93,300	3,970
	Pitney Bowes Inc.	191,900	3,963
*	Meritor Inc.	466,100	3,892
	Douglas Dynamics Inc.	174,300	3,672
	John Bean Technologies Corp.	73,000	3,638
	Korn/Ferry International	102,900	3,414
	SkyWest Inc.	176,200	3,351
	Deluxe Corp.	58,700	3,201
*	ACCO Brands Corp.	417,800	2,979
	Heidrick & Struggles International Inc.	81,400	2,216
	Ennis Inc.	105,600	2,033
	Griffon Corp.	109,600	1,951
	FreightCar America Inc.	66,500	1,292
	National Presto Industries Inc.	11,200	928
*	Lydall Inc.	23,400	830
	HEICO Corp. Class A	13,200	649
*	Babcock & Wilcox Enterprises Inc.	23,900	499
*	Aegion Corp. Class A	16,600	321
	Kadant Inc.	4,400	179
			136,708
Information Technology (16.5%)
	Ingram Micro Inc.	236,000	7,170
	CSRA Inc.	232,800	6,984
*	Manhattan Associates Inc.	105,500	6,981
	Booz Allen Hamilton Holding Corp. Class A	223,900	6,907
*	Aspen Technology Inc.	176,900	6,680
	SYNNEX Corp.	69,400	6,241
*,^ Advanced Micro Devices Inc.		2,172,900	6,236
*	Tech Data Corp.	92,700	6,153
*	Sykes Enterprises Inc.	197,700	6,085
*	Cirrus Logic Inc.	202,700	5,986
*	Ciena Corp.	275,700	5,704
	EarthLink Holdings Corp.	738,100	5,484
*	Blackhawk Network Holdings Inc.	120,657	5,334
*	ARRIS Group Inc.	172,035	5,259
*	Mellanox Technologies Ltd.	114,200	4,812
*,^ Cimpress NV		58,500	4,747
*	Angie's List Inc.	467,600	4,372
*	Gigamon Inc.	159,400	4,235
*	ePlus Inc.	43,400	4,047
*	Synaptics Inc.	49,000	3,937
*	GoDaddy Inc. Class A	120,000	3,847
	DST Systems Inc.	33,358	3,805
*	MicroStrategy Inc. Class A	20,000	3,586
*	Infinera Corp.	195,300	3,539

*	Sanmina Corp.	164,900	3,394
	MAXIMUS Inc.	60,232	3,388
	Broadridge Financial Solutions Inc.	58,900	3,165
	CSG Systems International Inc.	85,800	3,087
	Leidos Holdings Inc.	49,800	2,802
*	Super Micro Computer Inc.	108,500	2,659
	TeleTech Holdings Inc.	94,000	2,624
	Jabil Circuit Inc.	103,700	2,415
*,^ Ambarella Inc.		38,995	2,174
*	Monster Worldwide Inc.	329,200	1,886
*	ShoreTel Inc.	211,300	1,870
*	Sigma Designs Inc.	293,500	1,855
*	Avid Technology Inc.	236,400	1,723
	Lexmark International Inc. Class A	52,800	1,713
	Heartland Payment Systems Inc.	15,700	1,489
*	Plexus Corp.	33,100	1,156
*	WebMD Health Corp.	23,600	1,140
*	Benchmark Electronics Inc.	38,100	788
	Pegasystems Inc.	24,600	676
*	FormFactor Inc.	69,200	623
*	PMC-Sierra Inc.	53,200	618
*,^ Magnachip Semiconductor Corp.		116,100	614
*	Quantum Corp.	596,800	555
*	Rudolph Technologies Inc.	35,700	508
*	Xcerra Corp.	81,600	494
*	OmniVision Technologies Inc.	16,700	485
*	Jive Software Inc.	108,700	443
	Marchex Inc. Class B	54,900	214
			172,689
Materials (4.4%)
*	Chemtura Corp.	221,300	6,035
	Cabot Corp.	147,200	6,018
*,^ Trinseo SA		184,200	5,194
	Domtar Corp.	121,400	4,486
	Bemis Co. Inc.	97,800	4,371
	Graphic Packaging Holding Co.	288,800	3,705
	Mercer International Inc.	350,400	3,171
	Innospec Inc.	55,500	3,014
	Schweitzer-Mauduit International Inc.	65,000	2,729
*	Ferro Corp.	223,700	2,488
*	Kraton Performance Polymers Inc.	83,200	1,382
*	Koppers Holdings Inc.	68,200	1,245
	Rayonier Advanced Materials Inc.	74,700	731
	Schnitzer Steel Industries Inc.	47,800	687
	Neenah Paper Inc.	8,444	527
	Sensient Technologies Corp.	7,900	496
			46,279
Telecommunication Services (0.8%)
*	Cincinnati Bell Inc.	848,700	3,055
	Inteliquent Inc.	165,500	2,941
	Telephone & Data Systems Inc.	98,100	2,540
*	FairPoint Communications Inc.	12,200	196
			8,732
Utilities (3.1%)
	WGL Holdings Inc.	109,500	6,897
	American States Water Co.	135,800	5,697

Vectren Corp.			123,900	5,256
ONE Gas Inc.			87,600	4,395
IDACORP Inc.			63,800	4,338
Chesapeake Utilities Corp.			52,900	3,002
Ormat Technologies Inc.			33,900	1,236
Unitil Corp.			33,100	1,188
Otter Tail Corp.			23,700	631
				32,640
Total Common Stocks (Cost $1,000,556)				1,042,935
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.1%)[1]
Money Market Fund (3.0%)
[2,3] Vanguard Market Liquidity Fund	0.363%		31,655,790	31,656

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.200%	2/5/16	1,000	999
[5,6] Freddie Mac Discount Notes	0.220%	4/15/16	200	200
				1,199
Total Temporary Cash Investments (Cost $32,855)				32,855
Total Investments (102.6%) (Cost $1,033,411)				1,075,790
Other Assets and Liabilities-Net (-2.6%)[3]				(27,203)
Net Assets (100%)				1,048,587

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,159,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $22,465,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Strategic Small-Cap Equity Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,042,935	—	—
Temporary Cash Investments	31,656	1,199	—
Futures Contracts—Assets[1]	44	—	—
Futures Contracts—Liabilities[1]	(121)	—	—
Total	1,074,514	1,199	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	March 2016	48	5,431	(79)

Strategic Small-Cap Equity Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2015, the cost of investment securities for tax purposes was $1,033,431,000. Net unrealized appreciation of investment securities for tax purposes was $42,359,000, consisting of unrealized gains of $118,520,000 on securities that had risen in value since their purchase and $76,161,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.